7. Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Broker Warrants
Class of Warrant or Right, Outstanding	380,682	325,249	271,742
Broker Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding			53,507
Broker Warrants | After RTO
Class of Warrant or Right, Outstanding			325,249
Broker Warrants | Add Issued
Class of Warrant or Right, Outstanding		55,433
Consultant Warrants
Class of Warrant or Right, Outstanding	906,050	700,300	380,000
Consultant Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding			74,860
Consultant Warrants | After RTO
Class of Warrant or Right, Outstanding			454,860
Consultant Warrants | Less Exercised
Class of Warrant or Right, Outstanding			(131,365)
Consultant Warrants | Less Expired
Class of Warrant or Right, Outstanding		(50,000)	(245,695)
Consultant Warrants | Add Issued
Class of Warrant or Right, Outstanding		255,750	622,500
Private Placement Common Share Issuance Warrants
Class of Warrant or Right, Outstanding	390,744
Private Placement Common Share Issuance Warrants | Add Issued
Class of Warrant or Right, Outstanding		390,744
Total
Class of Warrant or Right, Outstanding	1,677,476	1,025,549	651,742
Total | RTO Adjustment
Class of Warrant or Right, Outstanding			128,367
Total | After RTO
Class of Warrant or Right, Outstanding			780,109
Total | Less Exercised
Class of Warrant or Right, Outstanding			(131,365)
Total | Less Expired
Class of Warrant or Right, Outstanding			(245,695)
Total | Add Issued
Class of Warrant or Right, Outstanding		701,927	622,500